                                                        OppenheimerFunds, Inc.
                                                      Two World Financial Center
                                                    225 Liberty Street, 11th Floor
                                                        New York, NY 10281-1008

August 23, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Centennial Tax Exempt Trust (the "Registrant")
                Reg. No. 2-69653; File No. 811-3104

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities
Act would not have differed from that contained in Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form
N-1A, which was filed electronically with the Securities and Exchange Commission on August 21, 2007.

                                                                       Sincerely,

                                                                       /s/ Kathleen T. Ives
                                                                       ------------------------------------
                                                                       Kathleen T. Ives
                                                                       Vice President & Senior Counsel
                                                                       (303) 768-3331
                                                                       kives@oppenheimerfunds.com

cc:    Myer, Swanson, Adams & Wolf, P.C.
       Bell, Boyd & Lloyd
       Deloitte & Touche LLP
       Gloria LaFond
       Nancy Vann